INCOME TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX [Abstract]
INCOME TAX
NOTE 13 – INCOME TAX

The composition of income tax expense for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Current expense	$-	$1,927	$362
Deferred expense	9,294	10,071	9,756
Change in statutory rate	-	5,965	-
Valuation allowance - change in estimate	-	-	17
Income tax expense	$9,294	$17,963	$10,135

The deferred income tax expense of $9.3 million in 2018 can be primarily attributed to the utilization of our net operating loss (‘‘NOL’’) carryfoward and alternative minimum tax credit carryforward while the deferred income tax expense of $10.1 million during 2017 can be primarily attributed to the utilization of our NOL carryfoward and the deferred income tax expense of $9.8 million during 2016 can be primarily attributed to the utilization of our NOL carryfoward and decrease in our AFLL.

On December 22, 2017, ‘‘H.R. 1’’, also known as the ‘‘Tax Cuts and Jobs Act’’, was signed into law.  H.R.1, among other things, reduced the federal corporate income tax rate to 21% effective January 1, 2018. As a result, we concluded that our deferred tax assets, net had to be remeasured. Our deferred tax assets, net represents expected corporate tax benefits anticipated to be realized in the future. The reduction in the federal corporate income tax rate reduces these anticipated future benefits. The remeasurement of our deferred tax assets, net at December 31, 2017 resulted in a reduction of these net assets and a corresponding increase in income tax expense of $6.0 million that was recorded in the fourth quarter of 2017.

A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to the income before income tax for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Statutory rate applied to income before income tax	$10,318	$13,453	$11,515
Tax-exempt income	(383)	(777)	(534)
Share-based compensation	(367)	(287)	(348)
Bank owned life insurance	(229)	(372)	(477)
Unrecognized tax benefit	(162)	(123)	(155)
Non-deductible meals, entertainment and memberships	85	64	46
Change in statutory rate	-	5,965	-
Net change in valuation allowance	-	-	17
Other, net	32	40	71
Income tax expense	$9,294	$17,963	$10,135

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2018	2017
	(In thousands)
Deferred tax assets
Allowance for loan losses	$5,052	$4,743
Alternative minimum tax credit carry forward	1,686	6,113
Property and equipment	1,569	1,686
Unrealized loss on securities available for sale	1,113	125
Share-based compensation	900	677
Unrealized loss on equity securities	295	—
Reserve for unfunded lending commitments	272	236
Deferred compensation	253	229
Other than temporary impairment charge on securities available for sale	187	210
Non accrual loan interest income	179	176
Loss reimbursement on sold loans reserve	165	140
Purchase premiums, net	71	699
Vehicle service contract counterparty contingency reserve	70	117
Loss carryforwards	—	3,752
Litigation settlement	—	477
Unrealized loss on trading securities	—	283
Other	194	149
Gross deferred tax assets	12,006	19,812
Deferred tax liabilities
Capitalized mortgage loan servicing rights	4,494	3,297
Deferred loan fees	1,706	1,327
Federal Home Loan Bank stock	27	27
Unrealized gain on derivative financial instruments	—	72
Gross deferred tax liabilities	6,227	4,723
Deferred tax assets, net	$5,779	$15,089

We assess whether a valuation allowance should be established against our deferred tax assets based on the consideration of all available evidence using a ‘‘more likely than not’’ standard. The ultimate realization of this asset is primarily based on generating future income. We concluded at both December 31, 2018 and 2017, that the realization of substantially all of our deferred tax assets continues to be more likely than not.

At December 31, 2018, we had $1.7 million of alternative minimum tax credit carryforwards that we expect to utilize or be refunded within the next twelve months.

Changes in unrecognized tax benefits for the years ended December 31 follow:

	2018	2017	2016
	(In thousands)

Balance at beginning of year	$724	$840	$976
Additions based on tax positions related to the current year	26	7	19
Reductions due to the statute of limitations	(162)	(123)	(155)
Reductions due to settlements	-	-	-
Balance at end of year	$588	$724	$840

If recognized, the entire amount of unrecognized tax benefits, net of $0.1 million of federal tax on state benefits, would affect our effective tax rate. We do not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months. No amounts were expensed for interest and penalties for the years ended December 31, 2018, 2017 and 2016. No amounts were accrued for interest and penalties at December 31, 2018, 2017 and 2016. At December 31, 2018, U.S. Federal tax years 2015 through the present remain open to examination.